Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2013 Standby Letters of Credit	Dec. 31, 2012 Standby Letters of Credit	Dec. 31, 2013 Performance Bonds	Dec. 31, 2012 Performance Bonds	Dec. 31, 2013 Foreign Exchange Forward Not Designated as Hedging Instrument	Dec. 31, 2012 Foreign Exchange Forward Not Designated as Hedging Instrument	Dec. 31, 2011 Interest Rate Swap	Dec. 31, 2013 Interest Rate Swap	Oct. 31, 2011 Interest Rate Swap
Financial Instrument [Line Items]
Changes in fair value foreign currency forward contracts							$ 315	$ (197)
Interest rate swap agreement with notional amount							26,000				10,000
Contract expiring terms							2014-03
Interest rate swap agreement maturity period									2011-10
Fixed interest rate										5.07%
Reclassification reflected from net change in other comprehensive loss	244
Derivative financial instruments income tax benefit	155
Fair value of contingent liability			2,681	3,098	800	300
Estimated fair value of contingent liability		$ 0